Subsequent Events (Details) (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
Subsequent Event [Line Items]
Bridge loan	$ 4,073,000,000	$ 2,396,000,000
Percentage of principal amount of debt being redeemed (in hundredths)	1.00%
Percentage of principal amount of debt if a change of control triggering event occurs (in hundredths)	101.00%
Issuance cost	25,000,000
Number of stores	8,385
Subsequent Event [Member] | USA Drug [Member]
Subsequent Event [Line Items]
Number of stores	144
Purchase price	438,000,000
Subsequent Event [Member] | Issuance of Debt [Member]
Subsequent Event [Line Items]
Bridge loan	3,000,000,000.0
Debt instrument issued	4,000,000,000.0
Subsequent Event [Member] | Issuance of Debt [Member] | Notes Payable Due 2014 [Member]
Subsequent Event [Line Items]
Debt instrument issued	550,000,000
Maturity date	Mar. 13, 2014
Interest rate terms	Variable; three-month U.S. Dollar LIBOR, reset quarterly, plus 50 basis points
Subsequent Event [Member] | Issuance of Debt [Member] | Notes Payable, Due 2015 [Member]
Subsequent Event [Line Items]
Debt instrument issued	750,000,000
Maturity date	Mar. 13, 2015
Fixed interest (in hundredths)	1.00%
Basis point added to the reference rate (in hundredths)	0.12%
Subsequent Event [Member] | Issuance of Debt [Member] | Notes Payable, Due 2017 [Member]
Subsequent Event [Line Items]
Debt instrument issued	1,000,000,000
Maturity date	Sep. 15, 2017
Fixed interest (in hundredths)	1.80%
Basis point added to the reference rate (in hundredths)	0.20%
Subsequent Event [Member] | Issuance of Debt [Member] | Notes Payable, Due 2022 [Member]
Subsequent Event [Line Items]
Debt instrument issued	1,200,000,000
Maturity date	Sep. 15, 2022
Fixed interest (in hundredths)	3.10%
Basis point added to the reference rate (in hundredths)	0.22%
Subsequent Event [Member] | Issuance of Debt [Member] | Notes Payable, Due 2042 [Member]
Subsequent Event [Line Items]
Debt instrument issued	$ 500,000,000
Maturity date	Sep. 15, 2042
Fixed interest (in hundredths)	4.40%
Basis point added to the reference rate (in hundredths)	0.25%